Contract liability - Disclosure of Current and Non-Current Contract Liabilities (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Contract Liability [Line Items]
Current	SFr 585	SFr 4,333
Non-current	0
Contract liability	585	4,333
Novartis AG, Switzerland
Disclosure Of Detailed Information About Contract Liability [Line Items]
Current	585
Non-current	0
Contract liability	SFr 585	SFr 4,333